Earning per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 19,944	$ 12,212	$ 41,630	$ 28,401
Adjustment for:
Non-controlling interest		0	2,812	0	5,556
Preferred unitholders' interest in net income		3,003	0	5,663	0
Limited partners' interest in net income		16,941	9,400	35,967	22,845
Less: Dividends paid or to be paid	[1]	(14,988)	(14,441)	(29,942)	(28,878)
Under (over) distributed earnings attributable to:
Distributed Earnings		1,953	(5,041)	6,026	(6,033)
Common unit public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 1,053	$ (2,702)	$ 3,253	$ (3,233)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		17,827	17,643	17,790	17,641
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		17,839	17,654	17,804	17,651
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 0.50	$ 0.28	$ 1.07	$ 0.68
Common unit Höegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 124	$ (324)	$ 383	$ (388)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		2,101	2,116	2,102	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		2,101	2,116	2,102	2,116
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[3]	$ 0.53	$ 0.30	$ 1.11	$ 0.71
Subordinated unit Höegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 776	$ (2,015)	$ 2,390	$ (2,412)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		13,156	13,156	13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		13,156	13,156	13,156	13,156
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[3]	$ 0.53	$ 0.30	$ 1.11	$ 0.71

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.
[2]	Effective March 23, 2018, the Partnership granted 14,584 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. The increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit were the same.
[3]	Includes total amounts attributable to incentive distributions rights of $398 and $795 for the three and six months ended June 30, 2018, respectively. Of which $55 and $109 for the three and six months ended June 30, 2018, respectively, was attributed to common units owned by Höegh LNG. $343 and $685 for the three and six months ended June 30, 2018, respectively, was attributed to subordinated units owned by Höegh LNG. For the three and six months ended June 30, 2017, includes total amounts attributable to incentive distributions rights of $285 and $570, of which $40 and 79 were attributed to common units owned by Höegh LNG and $246 and $491 was attributed to subordinated units owned by Höegh LNG.